UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street   Omaha, Nebraska

68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period: 9/30/11

Item 1.  Reports to Stockholders.

Semi - Annual Report

September 30, 2011

Investor Information: 1-855-296-8992

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Makefield Managed Futures Strategy Fund.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC

Member FINRA

The Makefield Managed Futures Strategy Fund (“ the Fund” ) formerly, the Mosaic Managed Futures Strategy Fund is designed to capture asset price fluctuations and trends in the global futures markets by investing in securities whose returns are derived from actively managed futures funds. The Fund utilizes a tactical asset allocation strategy, diversified across managed futures sub-strategies and designed to minimize downside volatility of returns. The Fund’ s primary investment objective is to provide the potential for positive absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility experienced by the S&P 500 Total return Index. The Fund is designed to have a low correlation to stocks and bonds, providing the potential for increased diversification and enhanced risk-adjusted performance. The Fund seeks to achieve its investment objectives by employing dual-strategy diversification through two distinct and complementary strategies: a Managed Futures Strategy and a Fixed Income Strategy.

The Fund’ s inception date was July 1, 2011 with an initial NAV of $10.00 a share.  From inception through quarter end, the Fund’ s Class A share class (MMFAX) was down 1.30% to $9.87 a share, by contrast the S&P 500 Index was down 15.10%.  During this period, the Fund experienced losses from its managed futures strategy allocation in Welton Investment Corporation’ s Global Directional Portfolio Strategy.  The bulk of the losses occurred in the currency and commodity sectors with some offsetting gains in the precious metals and interest rate sectors.

In July, market optimism quickly faded as the reemergence of the European sovereign debt fears, slowing growth forecasts and unwillingness on the part of Washington to act quickly dominated market action. The Fund profited from its momentum and fundamental strategies applied to positions in precious metals, Interest Rates and corn. The largest gains were achieved from long positions in gold and positions across the long-end of the yield curve. The Fund had offsetting losses from its positions in the energy, currency and equity indices complexes as deleveraging occurred across the so called risk assets. The markets continued their choppy “ risk on, risk off” trading mentality as more negative factors dominated the headlines.

In August, the markets experienced a number of sharp directional moves during the first two weeks of the month. This type of environment proved difficult for our mean-reversion and fundamental trading strategies and produced much of the losses for the month. Mean reversion strategies struggled with the decline in European stock indices, while fundamental strategies suffered from losses in several regional currencies carry trades. These losses were partially offset by our momentum strategies, which captured returns from the decline in government bond yields in Australia, Germany, Japan and the United States. Although our mean reversion and fundamental strategies suffered net losses for the month of August, over the long term they provide necessary diversification among our strategy set.

For September, performance attribution by strategy reveals losses within the momentum and fundamental strategies, while our mean reversion strategies offset some losses with a small profit.  Our largest losses occurred within the agricultural sub-sector as previously entrenched trends sharply reversed. Prior to September, the corn and soybean markets resisted the downward pressure of the global slowdown due to tight supplies. This changed during the month as both these markets fell rapidly against the strength of their long term trend, as markets were digesting renewed fears of a Greek default, the Obama Administration’ s latest job’ s bill deemed dead on arrival and the prospects for a global economic slowdown spooked global markets. The interest rates sector continued to offset losses for the Fund, as long exposure to German debt was an outsized contributor, as investors pushed yields lower in response to the ongoing Greek debt crisis.

As we look ahead to the fourth quarter, we see increased instability and volatility as markets continue to digest the gravity of the European Debt problem and weakened global macroeconomic conditions for both developed and emerging economies.  The Advisor plans to continue to diversify the Fund’ s assets by adding additional managers and strategies which will provide an opportunity for the Fund to identify a wider range of repetitive price patterns and directional opportunities in the future.

Thank you for investing in the Makefield Funds.

The S&P 500 Index is an unmanaged composite of 500 large capitalization companies.  This index is widely used by professional investors as a performance benchmark for large-cap stocks.  You cannot invest directly in an index.

2406-NLD-11/7/2011

Makefield Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011

Shares		Market Value
	EXCHANGE TRADED FUNDS - 55.9%
	DEBT FUND - 55.92%
1,600	iShares Barclays 1-3 Year Credit Bond Fund	$ 166,368
6,000	iShares Barclays 1-3 Year Treasury Bond Fund	507,420
4,706	PowerShares VRDO Tax Free Weekly Portfolio	117,650
900	Vanguard Short-Term Corporate Bond ETF	69,867
1,800	Vanguard Short-Term Government Bond ETF	110,052
	TOTAL EXCHANGE TRADED FUNDS	971,357
	( Cost - $973,363)

	COMMODITY TRADING ADVISORS -16.23%
100,000	AlphaMetrix QIM Global Program, LLC	97,267
203,196	Bridgeton Portfolio Fund, LLC	184,722
	TOTAL COMMODITY TRADING ADVISORS	281,989
	( Cost - $315,500)

	SHORT-TERM INVESTMENTS - 24.29%
	MONEY MARKET FUND - 24.29%
421,839	BlackRock Liquidity Funds T-Fund Portfolio, 0.01% *	421,839
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $421,839)

	TOTAL INVESTMENTS - 96.44%
	( Cost - $1,710,702) (a)	$ 1,675,185
	CASH AND OTHER ASSETS LESS LIABILITIES - 3.56%	61,870
	NET ASSETS - 100.00%	$ 1,737,055

* Money market fund; interest rate reflects the seven-day effective yield on September 30, 2011.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ -
	Unrealized depreciation:	(35,517)
	Net unrealized depreciation:	$ (35,517)

The accompanying notes are an integral part of these financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2011

Assets:
Investments in Securities at Market Value (identified cost $1,710,702)	$ 1,675,185
Cash	100,000
Dividends and Interest Receivable	153
Due from Investment Advisor	15,102
Prepaid Expenses and Other Assets	970
Total Assets	1,791,410

Liabilities:
Payable for Securities Purchased	41,626
Payable to Other Affiliates	6,473
Accrued Distribution Fees	284
Other Accrued Expenses	5,972
Total Liabilities	54,355

Net Assets (Unlimited shares of no par value interest
authorized; 176,034 shares of beneficial interest outstanding)	$ 1,737,055

Class A Shares:
Net Asset Value and Redemption Price Per Share (a)
($1,737,055 / 176,034 shares of beneficial interest outstanding)	$ 9.87
Offering Price Per Share
($9.87/0.9425)	$ 10.47

Composition of Net Assets:
At September 30, 2011, Net Assets consisted of:
Paid-in-Capital	$ 1,775,131
Undistributed Net Investment Loss	(2,559)
Net Unrealized Depreciation on Investments	(35,517)
Net Assets	$ 1,737,055

(a) Redemptions made within 30 days of purchase may be assessed a redemption fee of 1.00%.

The accompanying notes are an integral part of these financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended September 30, 2011*

Investment Income:
Dividend Income	$ 795
Interest Income	5
Total Investment Income	800

Expenses:
Administration Fees	9,660
Registration & Filing Fees	7,068
Audit Fees	6,567
Fund Accounting Fees	5,726
Transfer Agent Fees	4,995
Legal Fees	4,712
Chief Compliance Officer Fees	3,181
Investment Advisory Fees	2,596
Printing Expense	2,357
Custody Fees	2,003
Trustees' Fees	1,178
Insurance Expense	943
Distribution Fees	433
Miscellaneous Expenses	471
Total Expenses	51,890
Less: Fees Waived/Expenses Reimbursed by Adviser	(48,531)
Net Expenses	3,359

Net Investment Loss	(2,559)

Net Realized and Unrealized Loss on Investments:
Net Change in Unrealized Depreciation on:
Investments	(35,517)
Net Realized and Unrealized Loss on Investments	(35,517)

Net Decrease in Net Assets Resulting From Operations	$ (38,076)
_____
*The Fund commenced operations on July 1, 2011.

The accompanying notes are an integral part of these financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

For the period
ended
September 30, 2011*
(Unaudited)
Operations:
Net Investment Loss	$ (2,559)
Net Change in Unrealized Depreciation on Investments	(35,517)
Net Decrease in Net Assets
Resulting From Operations	(38,076)

From Shares of Beneficial Interest Transactions:
Proceeds from Shares Issued (176,038 shares)	1,775,171
Cost of Shares Redeemed (4 shares)	(40)
Total From Shares of Beneficial Interest Transactions	1,775,131

Increase in Net Assets	1,737,055

Net Assets:
Beginning of Period	-
End of Period	$ 1,737,055

Undistributed Net Investment Loss at End of Period	$ (2,559)
_______
*The Fund commenced operations on July 1, 2011.

The accompanying notes are an integral part of these financial statements.

Makefield Managed Futures Strategy Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

	For the Period
	Ended
	September 30, 2011*
	(Unaudited)
Net Asset Value, Beginning of Period	$ 10.00
Decrease From Operations:
Net investment loss (a)	(0.04)
Net loss from investments
(both realized and unrealized)	(0.09)
Total from operations	(0.13)

Paid-in-Capital from Redemption Fees	-

Net Asset Value, End of Period	$ 9.87

Total Return (b)	(1.30)%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 1,737
Ratio to average net assets:
Expenses, Gross (e)	29.10%	(c )
Expenses, Net of Reimbursement (e)	2.00%	(c )
Net investment income, Net of Reimbursement (e)	(1.44)%	(c )
Portfolio turnover rate	0.00%	(d)

__________
*The Fund commenced operations on July 1, 2011.
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.
(c) Annualized for periods less than one year.
(d) Not annualized.
(e) Does not include expenses of other investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited)

September 30, 2011

1.

ORGANIZATION

The Makefield Managed Futures Strategy Fund (the “ Fund” ), formerly the Mosaic Managed Futures Strategy Fund, is a series of shares of beneficial interest of the Northern Lights Fund Trust (the “ Trust” ), a Delaware statutory trust organized on January 19, 2005.  The Fund is registered under the Investment Company Act of 1940, as amended, (the “ 1940 Act” ), as a diversified, open-end management investment company.  The investment objective of the Fund is to achieve absolute returns in both rising and falling equity markets, with an annualized volatility that is generally less than the historical level of volatility by the S&P 500 Index.  A secondary objective is to maintain a relatively low correlation to stock and bond market returns. The Fund pursues its investment objective by employing dual-strategy diversification through two distinct and complementary strategies: “ Managed Futures” Strategy and “ Fixed Income” Strategy. The "Managed Futures" strategy attempts to capture returns related to global asset price fluctuations by investing in securities linked to underlying derivative investments on commodities, currencies, fixed income and equity indices. The "Fixed Income" strategy is designed to provide diversification to the "Managed Futures" strategy by generating interest income and capital appreciation.  The Fund commenced operations on July 1, 2011.

The Fund currently offers Class A shares which are offered at net asset value plus a maximum sales charge of 5.75%.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“ GAAP” ). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“ NOCP” ).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “ Board” ) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’ s Fair Value Committee and in accordance with the Trust’ s Portfolio Securities Valuation Procedures (the “ Procedures” ). The Board will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’ s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2011

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’ s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’ s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	971,357	-	-	971,357
Commodity Trading Advisors	-	281,989	-	281,989
Short-Term Investments	421,839	-	-	421,839
Total	$ 1,393,196	$ 281,989	$ -	$ 1,675,185

       *Refer to the Consolidated Portfolio of Investments for industry classifications.

          The Fund did not hold any Level 3 securities during the period.

          There were no significant transfers into or out of Level 1 and Level 2 during the current period presented.

          It is the Fund’s policy to record transfers in to or out of Level 1 and 2 at the end of the reporting period.

Consolidation of Subsidiary – Makefield MMFS Fund Ltd. (MMFS) – The Consolidated Portfolio of Investments, Consolidated Statement of Asset and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets and the Consolidated Financial Highlights of the Fund include the account of MMFS Fund, and is a wholly-owned and controlled subsidiary.   All inter-company accounts and transactions have been eliminated in consolidation.

The Fund may invest up to 25% of its total assets in a controlled foreign corporation (“ CFC” ), which acts as an investment vehicle in order to effect certain investments consistent with the Fund’ s investment objectives and policies.

The CFC utilizes commodity-based derivative products to facilitate the Fund’ s pursuit of its investment objectives.   In accordance with its investment objectives and through its exposure to the aforementioned commodity-based derivative products, the Fund may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’ s Prospectus.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2011

A summary of the Fund’ s investments in the CFC is as follows:

MMFS *
September 30, 2011
Fair Value Systematic Trading Companies	$ 281,989
Cash and Other Assets	$ 100,000
Total Net Assets	$ 381,989

Percentage of the Fund's Total Assets	22.0%

* MMFS commenced operations on July 1, 2011.

For tax purposes, MMFS is an exempted Cayman investment company.  MMFS has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes.  No such taxes are levied in the Cayman Islands at the present time.  For U.S. income tax purposes, MMFS is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.  However, as a wholly-owned Controlled Foreign Corporation, MMFS’ s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’ s investment company taxable income.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund.  Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “ more likely than not” to be sustained assuming examination by tax authorities.  The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income are declared and recorded on a daily basis and paid quarterly.  Distributions from net realized capital gains, if any, are declared and paid annually and are recorded on the ex-dividend date.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2011

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Fund’ s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “ Advisory Agreement” ), investment advisory services are provided to the Fund by Makefield Capital Management, LLC. (the “ Adviser” ).  Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Fund on the first $500 million, and then 1.35% on assets greater than $500 million.  For the period ended September 30, 2011, the Adviser earned advisory fees of $2,596.

The Adviser has contractually agreed to waive all or part of its management fees and/or make payments to limit Fund expenses (including offering costs but exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation) at least until July 31, 2012, so that the total annual operating expenses of the Fund do not exceed 2.00% of the Fund’ s average daily net assets.  Waivers and expense payments may be recouped by the Adviser from the Fund, to the extent that overall expenses fall below the expense limitation, within three years of when the amounts were waived or reimbursed.  During the period ended September 30, 2011, the Adviser waived fees and reimbursed expenses of $48,531, all of which is subject to recapture by the Adviser until 2014.

The Fund has entered into separate servicing agreements with Gemini Fund Services (“ GFS” ), whereby GFS will provide administrative, fund accounting and transfer agency services to the Fund.  Agreements are as follows:

Administration - The Fund pays GFS a basis point fee in decreasing amounts as Fund assets reach certain breakpoints.  The Fund also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the

greater of the annual minimum or the basis point fees.  The annual minimum is $36,000 and the basis point fees are:

  10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting - Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Fund pays GFS a base annual fee of $24,300 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent - For the services rendered by GFS, in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges. The Fees are billed monthly as follows:

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2011

The greater of the annual minimum or per account charges.  The annual minimum is $16,200 and the per account charge is $16.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Fund for such services provided by GFS are disclosed in the Statement of Operations.  A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services (“ NLCS” ), an affiliate of GFS, provides a Chief Compliance Officer (“ CCO” ) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended September 30, 2011, the Fund incurred expenses of $3,181 for compliance services pursuant to the Trust’ s Agreement with NLCS.

GemCom, LLC (“ GemCom” ), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For period ended September 30, 2011, GemCom received $4,136 for providing such services.  The Printing Expense listed in the Statement of Operations includes the fees paid to GemCom.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “ Distributor” ).  The Board of Trustees has adopted, on behalf of the Fund, a Distribution Plan (the “ Plan” ) under which the Fund may compensate financial industry professionals for providing ongoing services in respect of clients with whom they have distributed shares of the Fund.   Under the Plan, the Fund may pay 0.25% per year of its average daily net assets for such services.  For the period ended September 30, 2011, the Fund incurred distribution fees of $433.

The Distributor acts as the Fund’ s principal underwriter in a continuous public offering of the Funds’ shares. For the ended September 30, 2011, the Distributor received $5,413 in underwriting commissions for sales of shares, of which $734 was retained by the principal underwriter.

Trustees – Effective July 1, 2011, with the approval of the Board, the Fund pays its pro rata share of a total fee of $17,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. Previously, the Fund paid its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor. The Fund pays the chairperson of the Audit committee its pro rata share of an additional $2,500 per quarter. The “ interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sale of securities, other than short-term securities, for the period ended September 30, 2011 amounted to $1,288,863 and $0, respectively.

5.

REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund.  For the period ended September 30, 2011, the Fund did not assess any redemption fees.

6.

UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Fund currently invests a portion of its assets in iShares Barclays 1-3 Year Treasury Bond Fund, (the “iShares Barclays Fund”).  The Fund may redeem its investment from the iShares Barclays Fund at any time if the Adviser determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the iShares Barclays Fund.  The financial statements of the iShares Barclays Fund, including the portfolio of investments, can be found at www.ishares.com or the Security and Exchange Commissions website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of September 30, 2011 the percentage of the Funds’ net assets invested in the iShares Barclays Fund was 29.21%.

7.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04 “ Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements” in GAAP and the International Financial Reporting Standards (“ IFRS” ). ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

Makefield Managed Futures Strategy Fund

CONSOLIDATED NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

September 30, 2011

Management is currently evaluating the impact this disclosure may have on the Fund’ s financial statements.

8.

SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Makefield Managed Futures Strategy Fund

DISCLOSURE OF FUND EXPENSES (Unaudited)

September 30, 2011

As a shareholder of the Fund you incur ongoing costs, including management fees, shareholder service fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “ Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’ s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’ s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (4/1/11)	Ending Account Value (9/30/11)	Expenses Paid During the Period (4/1/11 to 9/30/11)
Actual *	$1,000.00	$ 987.00	$ 5.01
Hypothetical ** (5% return before expenses)	$1,000.00	$1,015.04	$10.10

*  Expenses Paid During Period- Actual are equal to the Fund’ s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 92 days and divided by 365 (to reflect the number of days in the period from July 1, 2011, commencement of operations, through September 30, 2011).

**Expenses Paid During Period- Hypothetical are equal to the Fund’ s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 183 days and divided by 365 (to reflect the number of days in the six month period ended September 30, 2011).

Portfolio Composition (Unaudited)
% of Net Assets
Exchange Traded Funds	55.9
Short-Term Investments	24.3
Commodity Trading Advisors	16.2
Cash & Other Assets Less Liabilities	3.6
100.0

Approval of Advisory Agreement – Mosaic Managed Futures Strategy Fund

In connection with a regular meeting held on March 23, 2011, the Board of Trustees (the “ Board” ) of the Northern Lights Fund Trust (the “ Trust” ), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “ Independent Trustees” ), discussed the approval of an investment advisory agreement (the “ Advisory Agreement” ) between Mosaic Capital Management, LLC. (the “ Adviser” ) and the Trust, on behalf of Mosaic Managed Futures Strategy Fund (the “ Fund” ). In considering the proposed Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. These materials included: (a) information on the investment performance of the Adviser; (b) the Fund's management fees and operating expenses compared with similar mutual funds; (c) arrangements in respect of the distribution of the Fund's shares; (d) the overall organization of the Adviser; and (e) the financial condition of the Adviser.

In their consideration of the proposed Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Advisory Agreement include the following:

Nature, Extent and Quality of Services.  A presentation was given by representatives of the Adviser regarding the Fund’ s investment strategies.  The Trustees discussed the nature of the Adviser’ s operations, the quality of the Adviser’ s compliance infrastructure and the experience of its Fund management personnel.  The Board then reviewed the capitalization of the Fund’ s Adviser based on financial statements provided by the Adviser in the Board materials and concluded that the Fund’ s Adviser were sufficiently capitalized (or had other financial resources) to meet its obligations to the Trust. The Trustees concluded that the Adviser has the ability to provide a level of service consistent with the Board’ s expectations.

Performance.  Because the Fund had not yet commenced operations, the Trustees could not consider investment performance of the Fund.  The Board concluded that the Adviser has potential to deliver favorable performance.

 Fees and Expenses.  The Board noted that the Adviser would charge a 1.50% annual advisory fee based on the average net assets of the Fund.  The Trustees concluded that the Fund’ s advisory fee, as well as its overall expense ratio, was acceptable in light of the quality of the services the Fund expected to receive from the Adviser and the level of fees paid by a peer group of other similarly managed mutual funds.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund, whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the anticipated size of the Fund for the initial two years of the Agreement, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the anticipated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. They also considered the profits to be realized by the Adviser from other activities related to the Fund.  The Trustees concluded that because of the Fund’ s expense limitation agreement and the expected asset levels, the Board was satisfied that the Adviser’ s level of profitability from its relationship with the Fund would not be excessive.

Conclusion. In the course of their deliberations, the Trustees did not identify any particular information or factor that was all important or controlling.  Based on the Trustees' deliberations and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the Advisory Agreement and concluded that the advisory fee is reasonable in light of such services and expenses and such other matters as the Trustees have considered to be relevant in the exercise of their reasonable judgment.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. August 2011

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some, but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

•

Social Security number and wire transfer instructions

•

account transactions and transaction history

•

investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’ t share
For joint marketing with other financial companies.	NO	We don’ t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’ t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’ t share
For nonaffiliates to market to you	NO	We don’ t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

•

open an account or deposit money

•

direct us to buy securities or direct us to sell your securities

•

seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’ t I limit all sharing?

Federal law gives you the right to limit only:

•

sharing for affiliates’ everyday business purposes – information about your creditworthiness.

•

affiliates from using your information to market to you.

•

sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Northern Lights Fund Trust does not jointly market.

Investment Adviser

Makefield Capital Management, LLC

7535 Windsor Drive, Suite A205

Allentown, PA 18195

Distributor

Northern Lights Distributors, LLC

4020 South 147th Street

Omaha, NE 68137

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy, Suite 1100

Westlake, OH 44145

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

Union Bank, National Association

350 California Street, 6th Floor

San Francisco, CA 94104

__________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-855-296-8992 or by referring to the Securities and Exchange Commission’ s (“ SEC” ) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’ s website at http://www.sec.gov and may be reviewed and copied at the SEC’ s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-855-296-8992.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.

 (a) The Registrant’s board of trustees has determined that Anthony J. Hertl is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Hertl is independent for purposes of this Item

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/Andrew Rogers

       Andrew B. Rogers, President

Date

12/9/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Andrew Rogers

        Andrew B. Rogers, President

Date

12/9/11

By (Signature and Title)

/s/Kevin Wolf

       Kevin Wolf, Treasurer

Date

12/9/11